Fair Value Measurements (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value at the beginning of the period	$ 35,656	$ 29,025
Settlements		(10,795)
Additions		43,576
Change in fair value recognized in earnings	$ (19,936)	(26,150)
Fair value at the end of the period	$ 15,720	$ 35,656